EQUITY INCENTIVE PLANS	12 Months Ended
Dec. 31, 2015
EQUITY INCENTIVE PLANS
EQUITY INCENTIVE PLANS

NOTE 10 - EQUITY INCENTIVE PLANS

The Company’s 2014 Equity Incentive Plan provides for grants of stock options, stock awards, stock units, awards, performance stock awards, stock appreciations rights, and other equity-based awards to key employees and nonemployee directors. The Equity Incentive Plan provides for grants of up to 140,667 of stock options and 56,267 of stock awards. During 2015 and 2014, the Company granted stock options and stock awards. The Company recognizes stock compensation costs for services received in a share-based payment transaction over the required service period, generally defined as the vesting period.

Stock Options

For stock options, certain key employees and nonemployee directors were granted options to purchase shares of the Company’s common stock at fair value at the date of the grant (exercise price). The options become exercisable in equal installments over a five-year period from the date of grant, and they expire ten years from the date of grant. Compensation cost is determined by estimating the fair value of the option on the date of the grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Company’s common stock. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferrable. The risk-free interest rate for the expected term of the option is based on the U.S. treasury yield curve in effect at the time of grant. Total unrecognized compensation expense for stock options was $93 and $122 as of December 31, 2015 and 2014, respectively. Compensation expense totaled $26 and $16 for the years ended December 31, 2015 and 2014, respectively. Management expects all options to vest over the remaining vesting period of 4.4 years.

A summary of the activity in the stock option plan for 2015 follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (Years)

Outstanding at beginning of year	119,507	$12.09
Granted	14,000	14.89
Exercised	(4,200)	11.99
Forfeited or expired	(16,800)	11.99

Outstanding at end of year	112,507	$12.46	8.46

Exercisable at end of year	20,799	$12.57	7.87

During the year ended December 31, 2015, 23,624 options vested. All options outstanding at December 31, 2015 and 2014 are expected to vest.

The intrinsic value related to the options exercised during 2015 was $13. The aggregate intrinsic value of options outstanding was $261 and $180 at December 31, 2015 and 2014, respectively.

Stock Awards

For stock awards, the compensation cost is based on the grant date fair value of the award (as determined by quoted market prices) and is recognized over the vesting period. The Company’s stock awards vest based on a service period of five years. The unamortized cost of shares not yet earned (vested) is reported as a reduction of stockholders’ equity. The Company awarded 56,267 shares of stock in May 2014 and 6,000 shares in August 2015. During the year ended December 31, 2015, there were 11,251 awards vested and 9,612 awards forfeited.  No awards were vested or forfeited during 2014. Total unrecognized compensation expense for awards was $444 and $596 as of December 31, 2015 and 2014, respectively. Compensation expense totaled $126 and $79 for the years ended December 31, 2015 and 2014, respectively. Management expects all awards to vest over the remaining vesting period of 3.6 years.